Discontinued Operations - Additional Information (Detail) - 12 months ended Dec. 31, 2019 ₺ in Thousands, € in Thousands	TRY (₺)	EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale after income tax	₺ 772,436
Fintur [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	2,229,595
Gain on sale after income tax	772,436
Fintur [member] | Sonera Holding
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	₺ 2,229,595	€ 352,851